UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON JUNE 30, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST
                        WAS DENIED ON OCTOBER 27, 2008.

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2007
                                                ---------------

Check here if Amendment [x];      Amendment Number:      1
                                                    ----------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Blenheim Capital Management, L.L.C.
               ------------------------------------------
Address:       300 Connell Drive, Suite 5200
               ------------------------------------------
               Berkeley Heights, New Jersey 07922
               ------------------------------------------

Form 13F File Number:  28-12313
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:          Joseph F. Esposito
               -----------------------------
Title:         Managing Director
               -----------------------------
Phone:         (732) 560-6247
               -----------------------------
Signature,  Place,  and  Date  of  Signing:

/s/ Joseph F. Esposito     Berkeley Heights, New Jersey     November 4, 2008
-----------------------    ----------------------------     --------------------
[Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report,and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-122205                Summit  Global  Management,  Inc.
---------                ---------------------------------

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0
                                            ------------------
Form 13F Information Table Entry Total:           6
                                            ------------------
Form 13F Information Table Value Total:     169,398(thousands)
                                            ------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ALCOA INC                      COMMON STOCK     013817101   129696 3200000 SH       SOLE              129696      0    0
ALUMINA LTD SPONSORED ADR      ADR              022205108     3406  128300 SH       SOLE                3406      0    0
ALUMINUM CORP CHINA LTD SPON   SPONSORED ADR    022276109     8549  200200 SH       SOLE                8549      0    0
CENTURY ALUMINUM CO COM        COMMON STOCK     156431108    21852  400000 SH       SOLE               21852      0    0
GOLD FIELDS LTD NEW SPON ADR   SPONSORED ADR    38059T106     4710  300000 SH       SOLE                4710      0    0
GOLDCORP INC NEW COM           COMMON STOCK     380956409     1185   50000 SH       SOLE                1185      0    0